Note 7 - Long-term Debt and Note Payable to Bank	12 Months Ended
Oct. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
(7)	Long-term Debt and Note Payable to Bank

The Company has credit facilities consisting of a real estate term loan, as amended and restated (the “Virginia Real Estate Loan”), a supplemental real estate term loan, as amended and restated (the “North Carolina Real Estate Loan”) and a Revolving Credit Note and related agreements (collectively, the “Revolver”).

Both the Virginia Real Estate Loan and the North Carolina Real Estate Loan are with Pinnacle Bank (“Pinnacle”), have a fixed interest rate of 3.95% and are secured by a first priority lien on all of the Company’s personal property and assets, all money, goods, machinery, equipment, fixtures, inventory, accounts, chattel paper, letter of credit rights, deposit accounts, commercial tort claims, documents, instruments, investment property and general intangibles now owned or hereafter acquired by the Company and wherever located, as well as a first lien deed of trust on the Company’s real property.

Long-term debt as of October 31, 2019 and 2018 consists of the following:

	October 31,
	2019	2018
Virginia Real Estate Loan ($6.5 million original principal) payable in monthly installments of $31,812, including interest (at 3.95%), with final payment of $3,644,211 due May 1, 2024	$4,580,173	$4,774,252
North Carolina Real Estate Loan ($2.24 million original principal) payable in monthly installments of $10,963, including interest (at 3.95%), with final payment of $1,255,850 due May 1, 2024	1,328,450	1,645,332
Total long-term debt	5,908,623	6,419,584
Less current installments	738,955	260,954
Long-term debt, excluding current installments	$5,169,668	$6,158,630

On April 30, 2019, the Company entered into a Sixth Loan Modification Agreement with Pinnacle to modify the Credit Agreement dated April 26, 2016 entered into between the Company and Pinnacle and the term loans dated April 26, 2016. The Sixth Loan Modification Agreement extended the maturity date of the Revolver to June 30, 2020.

On September 11, 2019, OCC entered into a Seventh Loan Modification Agreement with Pinnacle to modify the Credit Agreement dated April 26, 2016 entered into between the Company and Pinnacle and the term loans dated April 26, 2016. Pursuant to the Seventh Loan Modification Agreement, the Company agreed to (i) reduce the total aggregate amount of funds available for lending under the Credit Agreement from $7.0 million to $6.5 million; (ii) reduce the aggregate outstanding balance under the Credit Agreement by $500,000 on or before November 29, 2019 by reducing the outstanding principal balances on each of the term loans by $250,000; and (iii) an interest rate on advances under the Revolver of prime lending rate plus 0.25%, effective September 10, 2019. In exchange for this consideration, the current ratio financial covenant was suspended for the fiscal quarter ended July 31, 2019.

On January 22, 2020, subsequent to the Company’s fiscal year end, OCC entered into an Eighth Loan Modification Agreement (the “Agreement”) with Pinnacle to modify the Credit Agreement dated April 26, 2016 entered into between the Company and Pinnacle and the term loans dated April 26, 2016. The purpose of the Agreement was to (i) reduce the aggregate outstanding balance under the Credit Agreement by $200,000 on or before April 15, 2020 by reducing the outstanding principal balances on the term loans; (ii) provide that all outstanding and future advances under the Revolver accrue interest at an interest rate of prime lending rate plus 0.50%, effective January 22, 2020, (iii) suspend the current ratio financial covenant for the fiscal quarter ended October 31, 2019, (iv) suspend the fixed charge coverage ratio for the fiscal year ended October 31, 2019, and (v) provide that OCC engage in good faith to negotiate a letter of intent or similar expression of interest to refinance the Revolver by March 31, 2020 and enter into a financing commitment letter, similar equity commitment or combination thereof relating to the financing by May 1, 2020 with closing planned on or before June 30, 2020.

All other terms and conditions of the Credit Agreement remain unaltered and in effect.

The Revolver is secured by a perfected first lien security interest on all assets, including but not limited to, accounts, as-extracted collateral, chattel paper, commodity accounts, commodity contracts, deposit accounts, documents, equipment, fixtures, furniture, general intangibles, goods, instruments, inventory, investment property, letter of credit rights, payment intangibles, promissory notes, software and general tangible and intangible assets owned now or later acquired. The Revolver is also cross-collateralized with the Company’s real property.

The terms of OCC’s credit facilities with Pinnacle require the Company to comply, on an annual basis, with specific financial covenants including a fixed charge coverage ratio. The Company is required to maintain a fixed charge coverage ratio of not less than 1.25 to 1.0. The ratio is calculated by dividing adjusted EBITDA, as defined in the loan agreements, by the sum of annual debt service, as defined in the loan agreements, and income taxes paid. As of October 31, 2019, the Company had a fixed charge coverage ratio of negative 3.0 to 1.0 and was, therefore, not in compliance with the fixed charge coverage ratio.

Additionally, the terms of OCC’s credit facilities with Pinnacle require the Company to comply, on a quarterly basis, with two other financial covenants. Except as modified relative to the quarters ended July 31, 2019 and October 31, 2019, the Company is required to maintain a current ratio of not less than 3.0 to 1.0. The ratio is calculated by dividing current assets by current liabilities. The Company’s Revolver is scheduled to mature on June 30, 2020, and therefore the $5.7 million of outstanding borrowings on the Revolver has been classified as a current liability as of October 31, 2019. As of October 31, 2019, the Company had a current ratio of 2.2 to 1.0 and was, therefore, not in compliance with the current ratio. Had the maturity date of the Revolver been greater than one year from October 31, 2019, the $5.7 million of outstanding borrowings on the Revolver would have been classified as note payable to bank – noncurrent, and the Company would have been in compliance with the current ratio.

The Company is required to have a total liabilities to tangible net worth ratio of not more than 0.95 to 1.0, measured at the end of each quarter. The ratio is calculated by dividing total liabilities, as defined in the loan agreements, by tangible net worth, as defined in the loan agreements. As of October 31, 2019, the total liabilities to tangible net worth ratio was 0.92 to 1.0 and the Company was in compliance with this total liabilities to tangible net worth ratio covenant under the credit facilities.

As of October 31, 2019 the Company had $5.7 million of outstanding borrowings on its Revolving Loan and $850,000 in available credit. As of October 31, 2018, the Company had $3.0 million of outstanding borrowings on its Revolving Loan and $4.0 million in available credit.

The aggregate maturities of long-term debt for each of the five years subsequent to October 31, 2019 are: $6,388,954 in fiscal year 2020, $303,783 in fiscal year 2021, $316,175 in fiscal year 2022, $329,072 in fiscal year 2023 and $4,220,639 in fiscal year 2024.